Derivative Instruments - Summary of Gains (Losses) Recognized in Earnings for Other Economic Hedges and Customer-Related Positions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Customer-Related Positions [Member] | Interest Rate Contracts [Member] | Commercial Products Revenue [Member] | Options [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	$ 20	$ (5)	$ (8)
Customer-Related Positions [Member] | Interest Rate Contracts [Member] | Commercial Products Revenue [Member] | Futures [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	30	3	(18)
Customer-Related Positions [Member] | Swaps [Member] | Commercial Products Revenue [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	98	110	135
Customer-Related Positions [Member] | Credit Contracts [Member] | Commercial Products Revenue [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	20	(7)	(32)
Customer-Related Positions [Member] | Foreign Exchange Rate Contracts [Member] | Commercial Products Revenue [Member] | Options [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	1	1	1
Customer-Related Positions [Member] | Foreign Exchange Rate Contracts [Member] | Commercial Products Revenue [Member] | Forwards, Spots and Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	100	93	78
Asset and Liability Management Positions [Member] | Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Mortgage Banking Revenue [Member] | Futures and Forwards [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	$ 407	$ 511	$ 82
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), before Reclassification and Tax	Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), before Reclassification and Tax	Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), before Reclassification and Tax
Asset and Liability Management Positions [Member] | Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Mortgage Banking Revenue [Member] | Options [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	$ 1	$ 527	$ 1,527
Asset and Liability Management Positions [Member] | Other Economic Hedges [Member] | Swaps [Member] | Mortgage Banking Revenue/Other Noninterest Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	(1,010)	(197)	598
Asset and Liability Management Positions [Member] | Other Economic Hedges [Member] | Foreign Exchange Forward Contracts [Member] | Other Noninterest Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	(1)	1	3
Asset and Liability Management Positions [Member] | Other Economic Hedges [Member] | Equity Contracts [Member] | Compensation Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	(8)	7	3
Asset and Liability Management Positions [Member] | Other Economic Hedges [Member] | Other Derivatives [Member] | Other Noninterest Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	$ (181)	$ 5	$ (70)